Business Combinations and Deconsolidations - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Oct. 08, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
contingency cash consideration | $									$ 1,500
Other Income [Member]
Business Acquisition [Line Items]
Deconsolidation gain				¥ 182,550	$ 27,977
News Republic
Business Acquisition [Line Items]
Deconsolidation gain						¥ 839,834	$ 120,635
Youloft HK [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Total consideration			¥ 97,450
Percentage of shares to dispose of (as a percent)			24.80%
Ownership interest, subsequent to transaction								21.90%
Youloft HK [Member] | Deconsolidation of Subsidiaries [Member] | Other Income [Member]
Business Acquisition [Line Items]
Deconsolidation gain								¥ 176,442
Live me [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Ownership interest, subsequent to transaction						49.60%	49.60%
Business combination in 2019 [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 25,000	$ 3,591
Gaming And Utility Related Businesses [Member]
Business Acquisition [Line Items]
Total consideration from disposal				¥ 202,275	$ 31,000
Ownership interest, subsequent to transaction				75.00%	75.00%
Deconsolidation gain				¥ 226,502	$ 34,713
contingency cash consideration				¥ 11,745					$ 1,800
Sale of Stock, Percentage of Ownership before Transaction				36.00%	36.00%
Gaming And Utility Related Businesses [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Ownership interest, subsequent to transaction				47.10%	47.10%
Deconsolidation gain				¥ 14,827	$ 2,272